Share of loss in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Of Loss In Associates [Abstract]
Loss in associates (Note 14)	$ (4,146)	$ (15,841)	$ (1,306)
Total share of loss in associates	$ (4,146)	$ (15,841)	$ (1,306)